Net interest income	12 Months Ended
Dec. 31, 2023
Net interest income
Net interest income

1 Net interest income

Net interest income is the difference between the interest NatWest Group earns from its interest-bearing assets, such as loans, balances with central banks and other financial assets, and the interest paid on its interest-bearing liabilities, such as deposits and subordinated liabilities.

Interest receivable on financial instruments classified as amortised cost, debt instruments classified as FVOCI and the interest element of the effective portion of any designated hedging relationships are measured using the effective interest rate, which allocates the interest receivable or interest payable over the expected life of the financial instrument at the rate that exactly discounts all estimated future cash flows to equal the financial instrument's initial carrying amount. Calculation of the effective interest rate takes into account fees payable or receivable that are an integral part of the financial instrument’s yield, premiums or discounts on acquisition or issue, early redemption fees and transaction costs. All contractual terms of a financial instrument are considered when estimating future cash flows. Negative interest on financial assets is presented in interest payable and negative interest on financial liabilities is presented in interest receivable. Included in interest receivable is finance lease income of £484 million (2022 - £314 million; 2021 - £298 million) which is recognised at a constant periodic rate of return before tax on the net investment.

For accounting policy information refer to Accounting policy 3.1.

	2023	2022	2021 (1)
Continuing operations	£m	£m	£m
Balances at central banks and loans to banks - amortised cost	3,737	1,987	445
Loans to customers - amortised cost	15,553	10,085	8,536
Other financial assets	1,736	565	253
Interest receivable	21,026	12,637	9,234

Balances with banks	1,039	379	204
Customer deposits	5,276	785	556
Other financial liabilities	2,977	1,196	670
Subordinated liabilities	464	370	267
Internal funding of trading businesses	221	65	2
Interest payable	9,977	2,795	1,699
Net interest income	11,049	9,842	7,535

(1)	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.